UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

2390 Western Avenue, Guilderland, NY  12084

 (Address of principal executive offices)  (Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

2390 Western Avenue, Guilderland, NY  12084

 (Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Adirondack Small Cap Fund
	Schedule of Investments
	December 31, 2013 (Unaudited)

Shares		Value

COMMON STOCK - 86.08%

Accident & Health Insurance - 2.04%
257,726	CNO Financial Group, Inc. (1 Right per Share, exp. 12/06/14)	$ 4,559,173

Agriculture Chemicals - 0.82%
1,051,092	Rentech, Inc. *	1,839,411

Agriculture Production Crops - 0.98%
77,050	Fresh Del Monte Produce, Inc. (Cayman Islands)	2,180,515

Air Transportation Scheduled - 1.54%
404,255	JetBlue Airways Corp. *	3,452,338

Aircraft Parts & Auxiliary Equipment - 0.44%
67,463	LMI Aerospace, Inc. *	994,405

Biotechnology Research & Products - 1.81%
160,882	Trinity Biotech Plc. (Ireland)	4,044,573

Bituminous Coal & Lignite Surface Mining - 0.28%
87,668	Alpha Natural Resources, Inc. *	625,950

Bottled & Canned Soft Drinks Carbonated Waters - 1.54%
46,927	Coca-Cola Bottling Co.	3,434,587

Business Services, NEC - 1.24%
71,272	Comverse, Inc. *	2,765,354

Cogeneration Services & Small Power Producers - 1.66%
209,700	Covanta Holding Corp.	3,722,175

Commercial Banks - 1.15%
115,243	FirstMerit Corp.	2,561,852

Computer Communications Equipment - 1.32%
411,713	Emulex Corp. *	2,947,865

Computer Peripheral Equipment, NEC - 1.83%
460,600	Brocade Communications Systems, Inc. *	4,083,219

Computer Processing & Data Preparation - 0.79%
1,130,233	Ipass, Inc. *	1,774,466

Computer Programming, Data Processing Etc. - 0.59%
87,253	Autobytel, Inc. *	1,320,138

Crude Petroleum & Natural Gas - 2.78%
370,300	Sandridge Energy, Inc. *	2,247,721
26,040	Stone Energy Corp. *	900,724
247,954	Tetra Technologies, Inc. *	3,064,711
		6,213,156
Electric Services - 2.49%
91,880	Dynegy, Inc. *	1,977,258
60,100	UNS Energy Corp.	3,596,985
		5,574,243
Electric Lighting & Wiring Equipment - 1.27%
326,443	LSI Industries, Inc.	2,830,261

Electrical Work - 1.00%
52,534	Emcor Group, Inc.	2,229,543

Electronic Components & Accessories - 3.55%
193,440	CTS Corp.	3,851,390
308,160	Vishay Intertechnology, Inc. *	4,086,202
		7,937,592
Engines & Turbines - 0.95%
1,650,153	Capstone Turbine Corp. *	2,128,697

Fabricated Plate Work (Boiler Shops) - 3.64%
205,583	Global Power Equipment Group, Inc.	4,023,259
449,485	McDermott International, Inc. *	4,117,283
		8,140,542
Fats & Oils - 0.18%
31,903	Omega Protein Corp. *	392,088

Fire, Marine & Casualty Insurance - 2.97%
44,258	Endurance Specialty Holdings Ltd. (Bermuda)	2,596,617
72,000	Montpelier Re Holdings, Ltd. (Bermuda)	2,095,200
71,984	Selective Insurance Group, Inc.	1,947,887
		6,639,704
Food & Kindred Products - 0.33%
47,170	Boulder Brands, Inc. *	748,116

Gold & Silver Ores - 1.89%
361,758	Pan American Silver Corp. (Canada)	4,232,569

Home Health Care - 0.30%
1,249,436	Hooper Holmes, Inc. *	662,201

Investment Advice - 1.53%
275,668	Janus Capital Group, Inc.	3,410,013

Leisure Time - 1.53%
405,478	Callaway Golf Corp.	3,418,180

Life Insurance - 3.12%
279,000	Genworth Financial, Inc. Class-A *	4,332,870
43,043	Phoenix Companies, Inc. *	2,642,840
		6,975,710
Machine Tools, Metal Cutting Types - 0.55%
84,597	Hardinge, Inc.	1,224,119

Meat Packing Plants - 0.98%
780	Seaboard Corp. *	2,180,077

Medical & Dental Instruments & Supply - 2.71%
287,957	Cryolife, Inc. (1 Right per Share, exp. 11/23/15)	3,193,443
78,551	Owens & Minor, Inc.	2,871,825
		6,065,268
Motor Vehicle Parts & Accessories - 1.12%
30,688	Visteon Corp. *	2,513,040

Photographic Equipment & Supplies - 0.21%
13,629	Eastman Kodack Co. *	473,063

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 1.26%
122,661	Kraton Performance Polymers, Inc. *	2,827,336

Printed Circuit Boards - 2.07%
75,788	Benchmark Electronics, Inc. *	1,749,187
171,989	Sanmina-Sci Corp. *	2,872,216
		4,621,403
Primary Production of Aluminum - 0.41%
87,953	Century Aluminum Co. *	919,988

Production Technology Equipment - 1.06%
226,882	Electro Scientific Industries, Inc. (1 Right per Share, exp. 05/18/19)	2,373,186

Publishing-Newspapers - 1.91%
459,111	Journal Communications, Inc. Class-A *	4,274,323

Radio & TV Broadcasting & Communications Equipment - 1.13%
208,356	SeaChange International, Inc. *	2,533,609

Retail-Auto Dealers & Gasoline Stations - 1.35%
310,847	TravelCenters of America LLC *	3,027,650

Retail-Apparel & Accessory Stores - 1.39%
220,115	Aeropostale, Inc. *	2,000,845
58,860	Express, Inc. *	1,098,916
		3,099,761
Retail-Retail Stores, NEC - 1.52%
49,499	IAC/Interactive Corp.	3,398,156

Savings Institution, Federally Chartered - 1.60%
374,449	Brookline Bancorp., Inc.	3,575,988

Security Brokers, Dealers & Flotation Companies - 3.43%
842,522	Cowen Group, Inc. Class-A *	3,294,261
364,826	KCG Holdings, Inc. *	4,363,319
		7,657,580
Semiconductors & Related Devices - 2.76%
790,849	AXT, Inc. *	2,064,116
182,575	Triquint Semiconductor, Inc. *	1,522,675
882,932	Vitesse Semiconductor Corp. *	2,578,161
		6,164,952
Services-Business Services, NEC - 1.17%
66,200	Broadridge Financial Solutions, Inc.	2,616,224

Services-Computer Integrated Systems Design - 1.32%
190,749	Allscripts Healthcare Solutions, Inc. *	2,948,979

Services-Prepackaged Software - 1.66%
307,342	Intralinks Holding, Inc. *	3,721,912

Services-Engineering, Accounting, Research, Management - 0.96%
320,960	PRGX Global, Inc. *	2,156,851

Services-Equipment Rental & Leasing, NEC - 1.65%
96,410	Aercap Holdings N.V. * (Netherlands)	3,697,323

Services-Misc. Equipment Rental & Leasing - 1.22%
169,853	Fly Leasing Ltd.	2,729,538

Services-Motion Picture & Video Tape Production - 0.89%
300,619	Gaiam, Inc. Class-A *	1,990,098

Special Industry Machinery - 0.04%
31,862	Mattson Technology, Inc. *	87,302

Sporting & Athletic Goods, NEC - 0.58%
97,849	Black Diamond, Inc. *	1,304,327

Surety Insurance - 1.14%
108,141	Assured Guaranty Ltd. (Bermuda)	2,551,046

Surgical & Medical Instruments & Apparatus - 1.51%
147,669	Orthofix International N.V. (Curacao)*	3,369,806

Telephone & Telegraph Apparatus - 0.73%
370,940	Alcatel-Lucent S.A. ADR (France)	1,632,136

Title Insurance - 1.44%
99,764	Stewart Information Services Corp.	3,219,384

Women's Misses' & Juniors Outerwear - 0.74%
310,429	Bebe Stores, Inc.	1,651,482

TOTAL FOR COMMON STOCKS (Cost $135,535,626) - 86.08%		192,444,543

CORPORATE BONDS - 2.70%
156,469	Phoenix Companies Quibs 7.450% 01/15/2032	3,476,741
102,530	Pulte Homes, Inc. 7.375% 06/01/2046	2,549,921
.
TOTAL FOR CORPORATE BONDS (Cost $5,862,374) - 2.70%		6,026,662

REAL ESTATE INVESTMENT TRUSTS - 1.44%
455,292	MFA Financial, Inc.	3,214,362

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $3,249,344) - 1.44%		3,214,362

SHORT-TERM INVESTMENTS - 10.29%
23,007,679	Huntington U.S. Treasury Money Market IV (Cost $23,007,679) 0.03% **	23,007,679

TOTAL INVESTMENTS (Cost $167,655,023) - 100.51%		224,693,246

LIABILITIES IN EXCESS OF OTHER ASSETS - ( 0.51%)		(1,136,442)

NET ASSETS - 100.00%		$ 223,556,804

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at December 31, 2013.
ADR - American Depository receipt.

NOTES TO FINANCIAL STATEMENTS
Adirondack Small Cap Fund
1. SECURITY TRANSACTIONS

At December 31, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $167,655,023 amounted to $57,038,223, which consisted of aggregate gross unrealized appreciation of $58,852,538 and aggregate gross unrealized depreciation of $1,814,315.

2. SECURITY VALUATION

Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$192,444,543	$0	$0	$192,444,543
Corporate Bonds	$6,026,662	$0	$0	$6,026,662
Real Estate Investment Trusts	$3,214,362	$0	$0	$3,214,362
Cash Equivalents	$23,007,679	$0	$0	$23,007,679
Total	$224,693,246	$0	$0	$224,693,246

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date February 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date February 20, 2014

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date February 20, 2014

* Print the name and title of each signing officer under his or her signature.